ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

15. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Deposit related to home renovation and furnishing services	961,966	1,630,275
Deposit related to home rental services	832,877	1,434,338
Deposit related to new home transaction services	1,388,784	1,151,475
Deposit related to franchise services	1,014,348	1,103,229
Other tax payables	335,395	436,496
Accrued operating expenses	291,914	366,454
Payable related to escrow accounts services (i)	153,670	115,160
Payable of share repurchase consideration	5,683	94,925
Payable related to employees’ exercise of share-based awards	55,783	41,481
Deferred guarantee revenue	25,671	23,360
Others	629,857	871,312
Total	5,695,948	7,268,505
(i)	Payable related to escrow accounts services refers to payments collected on behalf of parties involved in home transaction services. The payments will be paid as the transaction processes.